Long Term Debt - Debt Issued (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Jun. 13, 2025	Oct. 20, 2020	Jul. 02, 2020
Debt Instrument [Line Items]
Principal	$ 855.0	$ 855.0
Unamortized discount and debt issuance costs	(11.5)	(11.8)
Fixed Rate Reset Subordinated Notes due 2055 | Senior Notes
Debt Instrument [Line Items]
Principal	400.0	400.0
Unamortized discount and debt issuance costs	(6.4)	(6.5)
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage			7.75%
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	330.0	330.0
Unamortized discount and debt issuance costs	(3.4)	(3.6)
Interest rate, stated percentage					4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	125.0	125.0
Unamortized discount and debt issuance costs	$ (1.7)	$ (1.7)
Interest rate, stated percentage				6.625%